Description of Organization and Business Operations (Details)					3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Feb. 19, 2019 USD ($) $ / shares $ / item shares	Feb. 12, 2019 USD ($) $ / shares $ / item shares	Nov. 06, 2018 USD ($) $ / shares	Mar. 31, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares $ / item	Dec. 31, 2019 USD ($) $ / shares $ / item	Dec. 31, 2018 USD ($) $ / shares
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting commissions	$ 8,050,000					$ 8,050,000	$ 8,050,000
Warrants exercise price | $ / shares	$ 0.01					$ 0.01	$ 0.01
Capital contribution from Sponsor					$ 230,000,000	$ 230,000,000	$ 230,000,000
Minimum percentage specified for aggregate fair market value of assets held in Trust Account						80.00%	80.00%
Sale of units, price per unit | $ / item						10.00	10.00
Threshold percentage of outstanding voting securities in business combination						50.00%	50.00%
Amount per share initially held in trust account | $ / shares	$ 10.00					$ 10.00	$ 10.00	$ 10.00
Minimum amount of net tangible assets for business combination	$ 5,000,001					$ 5,000,001	$ 5,000,001	$ 5,000,001
Amount of interest released to pay dissolution expenses						$ 100,000	$ 100,000
Redemption percentage of public shares						100.00%	100.00%
Operating Bank Account Held Outside Of The Trust Account	1,200,000					$ 316,000
Investment Income, Interest	$ 3,200,000					$ 4,200,000
Loans from Sponsor								$ 115,381
Class A Common stock
Subsidiary, Sale of Stock [Line Items]
Capital contribution from Sponsor					$ 2,300		$ 2,300
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Minimum threshold percentage of common stock sold in initial public offering	20.00%					20.00%	20.00%
Class B common stock
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Sponsor
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price | $ / shares	$ 1.50					$ 1.50	$ 1.50
Loans from Sponsor	$ 153,000					$ 153,000	$ 153,000
Sponsor | Class B common stock
Subsidiary, Sale of Stock [Line Items]
Capital contribution from Sponsor	$ 25,000,000			$ 25,000		$ 25,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares			20,000,000
Units issue price per unit | $ / item			10.00
Over allotment option | Sponsor and Anchor Investors
Subsidiary, Sale of Stock [Line Items]
Number of warrant issued | shares		600,000
Warrants exercise price | $ / shares		$ 1.50
Proceeds from issuance of warrants		$ 900,000
Private Placement | Sponsor and Anchor Investors
Subsidiary, Sale of Stock [Line Items]
Number of warrant issued | shares			4,000,000
Warrants exercise price | $ / shares			$ 1.50
Proceeds from issuance of warrants			$ 6,000,000.0
Underwriting Agreement | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Initial offering cost		13,400,000
Deferred underwriting commissions		$ 8,050,000.00
Underwriting Agreement | Over allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		3,000,000
Units issue price per unit | $ / item		10.00
Gross proceeds from units issued		$ 230,000,000